Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Schedule of projected future payments
	Related party	Other	Total
	US $ in millions
2024	94.0	674.7	768.7
2025	42.7	553.0	595.7
2026	42.7	513.1	555.8
2027	42.7	468.0	510.7
2028 and thereafter	181.4	2,584.3	2,765.7
	403.5	4,793.1	5,196.6